CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net profit	$ 36,009	$ 51,727	$ 63,190	$ 98,773
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(5,689)	9	2,301	6,010
Change in employees plan assets and benefit obligations	(217)	(157)	(435)	(315)
Unrealized gain (loss) on derivatives and marketable securities	117	(18)	(814)	1,016
Comprehensive income	30,220	51,561	64,242	105,484
Comprehensive (income) loss attributable to non-controlling interest	4,768	(1,669)	(576)	(6,529)
Comprehensive income attributable to the Company	$ 34,988	$ 49,892	$ 63,666	$ 98,955